Selected Balance Sheet Components (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities

As of March 31, 2025 and December 31, 2024, accrued expenses and other current liabilities were comprised of the following (in thousands):

	March 31, 2025	December 31, 2024
Accrued compensation	$762	$1,344
Accrued vendor and other expenses	1,006	994
Accrued expenses and other current liabilities	$1,768	$2,338

	December 31, 2024	December 31, 2023
Accrued compensation(1)	$1,344	$1,720
Accrued vendor and other expenses	994	3,712
Accrued expenses and other current liabilities	$2,338	$5,432

(1)	Includes deferred compensation for certain executives and deferred board and advisory fees for one director (see Note 11).

Schedule of Prepaid Expenses and Other Current Assets

As of March 31, 2025 and December 31, 2024, prepaid expenses and other current assets were comprised of the following (in thousands):

	March 31, 2025	December 31, 2024
Prepaid expenses	$253	$99
Prepaid insurance	343	288
CIRM receivable	50	—
Other	282	249
Prepaid expenses and other current assets	$928	$636

As of December 31, 2024 and December 31, 2023, prepaid expenses and other current assets were comprised of the following (in thousands):

	December 31, 2024	December 31, 2023
Prepaid expenses	$99	$485
Prepaid insurance	288	284
CIRM receivable	—	1,360
Other	249	225
Prepaid expenses and other current assets	$636	$2,354